Schedule of tax expense (Details) - Forekast limited [member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
● Current	$ 340,639	$ 284,103
● Under provision in prior year	697	4,686
Tax expense	$ 341,336	$ 288,789